Note 16 - Share-based Compensation - Schedule of Restricted Share Activity (Details) - Restricted Stock [Member]	12 Months Ended
Jun. 30, 2025 $ / shares shares
Awarded and unvested (in shares) | shares	0
Awarded and unvested, weighted average grant date fair value (in dollars per share) | $ / shares	$ 0
Granted (in shares) | shares	1,776,000
Granted, weighted average grant date fair value (in dollars per share) | $ / shares	$ 1.19
Forfeited/Cancelled (in shares) | shares	0
Forfeited/Cancelled, weighted average grant date fair value (in dollars per share) | $ / shares	$ 0
Vested (in shares) | shares	0
Vested, weighted average grant date fair value (in dollars per share) | $ / shares	$ 0
Awarded and unvested (in shares) | shares	1,776,000
Awarded and unvested, weighted average grant date fair value (in dollars per share) | $ / shares	$ 1.19